Income taxes - Income tax payable (Details) - RUB (₽) ₽ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Current income tax payable	₽ 255,949	₽ 202,112
Provision for uncertain income tax positions	57,478	155,443
Total income tax payable	₽ 313,427	₽ 357,555